SCHEDULE OF FUTURE MINIMUM RENTALS RECEIVABLE UNDER NON-CANCELLABLE FINANCE LEASES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Net Investment In Sublease
Within one year	$ 1,206	¥ 173,894	¥ 119,173
After one year but within two years	557	80,294	76,654
After two years but within five years	221	31,924	78,248
Total undiscounted lease payment receivables	1,984	286,112	274,075
Unearned finance income	(16)	(2,366)	(3,370)
Total	1,968	283,746	270,705
Current	1,195	172,233	117,393
Non-current	$ 773	¥ 111,513	¥ 153,312